SUPPLEMENT DATED SEPTEMBER 15, 2003 TO THE
                                                              GOLD TRACK ANNUITY
                                                    PROSPECTUS DATED MAY 1, 2003

The following information supplements, and to the extent inconsistent therewith, replaces the information in the Gold Track Annuity prospectus. Please retain this supplement and keep it with the prospectus for future reference.

EFFECTIVE SEPTEMBER 15, 2003, the cover is supplemented to include the following available variable funding option:

TRAVELERS SERIES FUND INC.

     SB Adjustable Rate Income Portfolio - Class I Shares

The Fund Fees and Expenses table in the Fee Table section is supplemented as follows:

                                                                                                                    TOTAL ANNUAL
                                                                        DISTRIBUTION                                 OPERATING
                                                 MANAGEMENT FEE        AND/OR SERVICE       OTHER EXPENSES        EXPENSES (BEFORE
                                                 (BEFORE EXPENSE            FEES            (BEFORE EXPENSE           EXPENSE
FUNDING OPTION                                   REIMBURSEMENT)           (12B-1)           REIMBURSEMENT)        REIMBURSEMENT)#
---------------------                           ------------------    -----------------    ------------------    -------------------
TRAVELERS SERIES FUND INC.
SB Adjustable Rate Income Portfolio - Class I....     0.60%                0.25%                 0.21%                1.06%**
Smith Barney Money Market Portfolio..............     0.50%                  --                  0.03%                0.53%

** "Other Expenses" are based on estimated amounts for the current fiscal year.

The Examples in the Fee Table section are supplemented as follows:

EXAMPLE WITH SURRENDER CHARGE (PERCENTAGE OF AMOUNT SURRENDERED)

                                                                                  IF CONTRACT IS NOT SURRENDERED
                                               IF CONTRACT IS SURRENDERED AT        OR ANNUITIZED AT THE END OF
                                                 THE END OF PERIOD SHOWN:                  PERIOD SHOWN
                                             ----------------------------------  ----------------------------------
FUNDING                                                 3       5        10                 3       5        10
OPTION                                       1 YEAR   YEARS   YEARS     YEARS    1 YEAR   YEARS   YEARS     YEARS
---------------                              -------  ------- -------  --------  -------  ------- -------  --------
TRAVELERS SERIES FUND INC.

  SB Adjustable Rate Portfolio -- Class I     753      1170    1604     2699      239      737     1262     2669

  Smith Barney Money Market Portfolio         702      1016    1342     2151      186      576     992      2151

EXAMPLE WITH DEFERRED SALES CHARGE

                                                                                 IF CONTRACT IS NOT SURRENDERED
                                              IF CONTRACT IS SURRENDERED AT        OR ANNUITIZED AT THE END OF
                                                THE END OF PERIOD SHOWN:                  PERIOD SHOWN
                                            ----------------------------------  ----------------------------------
FUNDING                                                3       5        10                 3       5        10
OPTION                                      1 YEAR   YEARS   YEARS     YEARS    1 YEAR   YEARS   YEARS     YEARS
---------------                             -------  ------- -------  --------  -------  ------- -------  --------
TRAVELERS SERIES FUND INC.

  SB Adjustable Rate Portfolio -- Class I    739      1237    1762     2699      239      737     1262     2669

  Smith Barney Money Market Portfolio        686      1076    1492     2151      186      576     992      2151



The Variable Funding Options section is supplemented as follows:

TRAVELERS SERIES FUND INC.
   SB Adjustable Rate Portfolio--      Seeks high current income and to      Smith Barney Fund Management, LLC
     Class I                           limit the degree of fluctuation
                                       of its net asset value resulting
                                       from movements in interest rates.
                                       The Fund normally invests in
                                       adjustable rate securities.


EFFECTIVE SEPTEMBER 15, 2003, the Alliance Growth Portfolio changed its name to the Strategic Equity Portfolio. Therefore, all references to the "Alliance Growth Portfolio" are replaced with "Strategic Equity Portfolio." Additionally, the subadviser and investment objective have changed; therefore the table in "The Variable Funding Options" is revised as follows:

TRAVELERS SERIES FUND INC.
   Strategic Equity Portfolio          Seeks capital appreciation. The       TIA
                                       Fund normally invests in equity       Subadviser: Fidelity
                                       securities, primarily in common       Management & Research Company
                                       stocks of domestic issuers, and
                                       is not constrained to any
                                       particular investment style.


September 2003                                                           L-23035

                                      SUPPLEMENT DATED SEPTEMBER 15, 2003 TO THE
                                                       GOLD TRACK SELECT ANNUITY
                                                    PROSPECTUS DATED MAY 1, 2003

The following information supplements, and to the extent inconsistent therewith, replaces the information in the Gold Track Select Annuity prospectus. Please retain this supplement and keep it with the prospectus for future reference.

The Fund Fees and Expenses table in the Fee Table section is supplemented as follows:

                                                                                                                    TOTAL ANNUAL
                                                                        DISTRIBUTION                                 OPERATING
                                                 MANAGEMENT FEE        AND/OR SERVICE       OTHER EXPENSES        EXPENSES (BEFORE
                                                 (BEFORE EXPENSE            FEES            (BEFORE EXPENSE           EXPENSE
FUNDING OPTION                                   REIMBURSEMENT)           (12B-1)           REIMBURSEMENT)        REIMBURSEMENT)#
---------------------                          -------------------    -----------------    ------------------    -------------------
TRAVELERS SERIES FUND INC.
Smith Barney Money Market Portfolio+.                   0.50%                 --                   0.03%                 0.53%

The Examples in the Fee Table section are supplemented as follows:

                                                                                      IF CONTRACT IS NOT SURRENDERED
                                                   IF CONTRACT IS SURRENDERED AT        OR ANNUITIZED AT THE END OF
                                                     THE END OF PERIOD SHOWN:                  PERIOD SHOWN
                                                 ----------------------------------  ----------------------------------
FUNDING                                                     3       5        10                 3       5        10
OPTION                                           1 YEAR   YEARS   YEARS     YEARS    1 YEAR   YEARS   YEARS     YEARS
---------------                                  -------  ------- -------  --------  -------  ------- -------  --------
TRAVELERS SERIES FUND INC.

  Smith Barney Money Market Portfolio+             702      1015    1341     2148      186      576     990      2148

EFFECTIVE SEPTEMBER 15, 2003, the Alliance Growth Portfolio changed its name to the Strategic Equity Portfolio. Therefore, all references to the "Alliance Growth Portfolio" are replaced with "Strategic Equity Portfolio." Additionally, the subadviser and investment objective have changed; therefore the table in "The Variable Funding Options" is revised as follows:

TRAVELERS SERIES FUND INC.
   Strategic Equity Portfolio          Seeks capital appreciation. The       TIA
                                       Fund normally invests in equity       Subadviser: Fidelity
                                       securities, primarily in common       Management & Research Company
                                       stocks of domestic issuers, and
                                       is not constrained to any
                                       particular investment style.


September  2003                                                          L-23036